Business Combinations - Summary of Fair Values of Identifiable Net Assets (Details) - EUR (€) € in Millions	Oct. 01, 2021	Oct. 31, 2020	May 06, 2020
BioNTech Austria
Assets
Intangible assets	€ 43.3
Other assets non-current and current	1.5
Cash and cash equivalents	0.9
Total assets	44.8
Liabilities
Other liabilities non-current and current	15.4
Total liabilities	15.4
Total identifiable net assets at fair value	29.4
Bargain purchase	(2.2)
Consideration transferred	27.2
Consideration
Cash paid	21.7
Contingent consideration liability	5.5
Consideration transferred	€ 27.2
BioNTech US Inc.
Assets
Intangible assets			€ 29.9
Property, plant and equipment			5.6
Right-of-use assets			6.9
Other assets non-current and current			2.7
Cash and cash equivalents			7.7
Total assets			52.8
Liabilities
Trade payables			1.7
Other liabilities non-current and current			17.8
Total liabilities			19.5
Total identifiable net assets at fair value			33.3
Goodwill from the acquisition			56.6
Consideration transferred			89.9
Consideration
Shares issued, at fair value			89.5
Cash paid			0.4
Consideration transferred			€ 89.9
BioNTech Manufacturing Marburg GmbH
Assets
Property, plant and equipment		€ 79.8
Right-of-use assets		28.5
Other assets non-current and current		4.3
Cash and cash equivalents		16.5
Inventories		2.4
Total assets		131.5
Liabilities
Provisions non-current and current		5.1
Trade payables		8.1
Other liabilities non-current and current		33.4
Total liabilities		46.6
Total identifiable net assets at fair value		84.9
Bargain purchase		(7.0)
Consideration transferred		77.9
Consideration
Cash paid		77.9
Consideration transferred		€ 77.9